Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carryforwards	$ 3,118,872	$ 2,338,356
Inventory write-down	1,100,135
Expected credit losses against other receivables	413,672
Operating lease liabilities	244,588	441,462
Total deferred tax assets, gross	4,877,267	2,779,818
Less: valuation allowance		(30,410)	$ (81,232)
Deferred tax assets	4,877,267	2,749,408
Deferred tax liabilities
Operating lease right-of-use assets	276,990	420,137
Total deferred tax assets, net	$ 4,600,277	$ 2,329,271